Boston Common ESG Impact International Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Communication Services - 5.3%
BT Group PLC	837,034	$ 2,111,655
Deutsche Telekom AG	143,632	3,916,012
Singapore Telecommunications Ltd.	1,331,400	4,545,421
Spotify Technology SA (a)	7,160	3,287,371
		13,860,459

Consumer Discretionary - 6.9%
Asics Corp.	92,300	2,510,441
Industria de Diseno Textil SA	78,616	4,955,332
Mercedes-Benz Group AG	36,990	1,860,542
Prosus NV - Class N	76,477	3,323,190
Sony Group Corp.	272,605	5,485,921
		18,135,426

Consumer Staples - 7.0%
Jeronimo Martins SGPS SA	107,339	2,055,760
Koninklijke Ahold Delhaize NV	90,019	3,624,644
L'Oreal SA	4,790	2,099,722
Nestle SA	43,982	4,511,021
Sugi Holdings Co. Ltd.	139,112	2,703,609
Unilever PLC - ADR	58,208	3,499,465
		18,494,221

Financials - 23.2%
AIA Group Ltd.	383,850	3,514,237
Banco Bilbao Vizcaya Argentaria SA	219,008	5,513,903
Hannover Rueck SE	10,112	2,800,368
ING Groep NV	174,487	5,505,624
Intesa Sanpaolo SpA	672,836	4,624,580
London Stock Exchange Group PLC	19,523	2,110,746
Macquarie Group Ltd.	26,752	4,650,664
Mitsubishi UFJ Financial Group, Inc.	442,400	8,813,906
ORIX Corp.	143,447	5,464,116
Oversea-Chinese Banking Corp. Ltd.	304,145	5,836,752
Standard Chartered PLC	240,094	6,492,777
T&D Holdings, Inc.	107,100	3,194,562
Tryg AS	103,483	2,355,584
		60,877,819

Health Care - 13.7%
Argenx SE (a)	3,540	3,281,088
AstraZeneca PLC	38,932	7,268,791
Hoya Corp.	40,164	6,478,509
Novartis AG - ADR	35,591	5,577,821
Otsuka Holdings Co. Ltd.	46,100	3,068,379
Roche Holding AG - ADR	137,998	7,086,197
Straumann Holding AG	24,180	3,178,410
		35,939,195

Industrials - 19.7%
Assa Abloy AB - Class B	113,853	4,022,525
Atlas Copco AB - Class B	283,831	5,031,768

Contemporary Amperex Technology Co. Ltd. - Class H	47,497		4,278,491
Ferguson Enterprises, Inc.	1		239
Kingspan Group PLC	30,453		2,784,931
Kurita Water Industries Ltd.	50,287		2,869,210
Mitsubishi Electric Corp.	165,100		6,054,961
Prysmian SpA	43,806		7,374,417
Schneider Electric SE	17,230		5,638,080
Siemens AG	23,173		7,450,262
Techtronic Industries Co. Ltd.	199,860		3,325,982
Vestas Wind Systems AS	101,558		2,875,452
			51,706,318

Information Technology - 14.0%
Advantest Corp.	25,110		5,165,841
ASM International NV	3,358		3,861,624
ASML Holding NV	3,512		6,954,354
Infineon Technologies AG	37,772		3,558,183
Keyence Corp.	11,974		6,052,706
SAP SE - ADR	19,156		2,952,131
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	9,480		4,527,364
TDK Corp.	157,715		3,538,231
			36,610,434

Materials - 2.7%
Air Liquide SA	26,235		5,195,219
DSM-Firmenich AG	20,889		1,982,722
			7,177,941

Utilities - 3.8%
SSE PLC	190,224		6,137,123
Veolia Environnement SA	92,990		3,874,997
			10,012,120
TOTAL COMMON STOCKS (Cost $158,903,716)			252,813,933

REAL ESTATE INVESTMENT TRUSTS - 1.3%	Shares		Value
Real Estate - 1.3%
Goodman Group	153,740		3,317,120
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,125,066)			3,317,120

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (b)	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (c)	961		961
TOTAL MONEY MARKET FUNDS (Cost $961)			961

TOTAL INVESTMENTS - 97.6% (Cost $162,029,743)			256,132,014
Other Assets in Excess of Liabilities - 2.4%		0.02404	6,309,813
TOTAL NET ASSETS - 100.0%			$ 262,441,827

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Boston Common ESG Impact International Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 26,930,349	$ 225,883,584	$ –	$ 252,813,933
Real Estate Investment Trusts	–	3,317,120	–	3,317,120
Money Market Funds	961	–	–	961
Total Investments	$ 26,931,310	$ 229,200,704	$ –	$ 256,132,014

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of June 30, 2026 (Unaudited)
(% of Net Assets)
Japan	$ 61,400,392	23.3%
United Kingdom	27,620,557	10.5
Netherlands	26,550,524	10.2
Germany	22,537,498	8.6
Switzerland	22,336,171	8.4
France	16,808,018	6.5
Sweden	12,341,664	4.7
Italy	11,998,997	4.6
Spain	10,469,235	4.0
Singapore	10,382,173	3.9
Australia	7,967,784	3.1
Hong Kong	6,840,219	2.6
Denmark	5,231,036	2.0
Taiwan	4,527,364	1.7
China	4,278,491	1.6
Ireland	2,784,931	1.1
Portugal	2,055,760	0.8
United States	1,200	0.0 (a)
Other Assets in Excess of Liabilities	6,309,813	2.4
	$ 262,441,827	100.0%

(a)	Represents less than 0.05% of net assets.